Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Common Stock Equivalents (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	762,457	775,790	1,586,624
HBC Holdback Shares [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share		4,000	4,000
Warrants – Public [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	123,500	123,500	123,500
Warrants – Private [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	108,100	108,100	108,100
Warrants – Series A [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	508,857	508,857	167,976
Stock-based compensation – equity awards [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	6,000	19,333
Stock-based compensation – warrants [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	12,000	12,000
Warrants – Series C [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share			488,699
Warrants – Series D [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share			244,349
HBC Earnout Shares [Member]
Schedule of Potentially Dilutive Common Stock Equivalents [Line Items]
Total common stock equivalents excluded from dilutive loss per share	4,000		450,000